STRADLEY, RONON, STEVENS & YOUNG, LLP
2600 One Commerce Square
Philadelphia, PA  19103
(215) 564-8000

February 28, 2012

FILED VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:         The DFA Investment Trust Company
File No. 811-7436

Ladies and Gentlemen:

Pursuant to Rule 8b-16 under the Investment Company Act of 1940, as amended, submitted electronically via the EDGAR system, please find enclosed Amendment No. 47 (the “Amendment”) to the Registration Statement of The DFA Investment Trust Company (the “Fund”) on Form N-1A.

The Amendment is being filed to update the Fund’s financial statements for the fiscal period ended October 31, 2011, and to make certain non-material changes.

Please direct questions or comments relating to this filing to me at (215) 564-8048 or, in my absence, to Cory O. Hippler, Esquire at (215) 564-8089.

Very truly yours,

/s/ Jana Cresswell
Jana Cresswell